Tax Status - Additional Information (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Tax Status [Line Items]
EBP, Tax determination letter, date	Jan. 27, 2015
EBP, Schedule of delinquent participant contribution, transferred late to plan	$ 17,162,468